Statement of Cash Flows, Additional Cash Flow Elements	3 Months Ended
Jun. 30, 2011
Statement of Cash Flows, Additional Cash Flow Elements
Noncash Investing and Financing Activities Related Text

Supplemental disclosure of non-cash transactions:

During June 2011, the Company converted 375 shares of Class C Convertible Preferred Stock to 315,126 shares of common stock at the conversion price of $1.19 per share of common stock.  In addition, $81,933 of derivative liability was reclassified to equity upon conversion.

During May 2011, the Company issued 50,000 common shares at $1.31 per share to settle $65,600 of accrued liabilities.

During February 2011, the Company canceled 10,000 common shares previously issued to Crisnic and canceled the related $9,000 receivable.

During February 2011, the Company issued 10,000 common shares at $0.99 per share to settle $9,900 of deferred payroll.

During January 2011, the Company canceled 15,000 common shares previously issued to Crisnic and canceled the related $13,500 receivable.

During January 2011, the Company issued 15,000 common shares at $1.09 per share to settle $16,350 of accrued liabilities.

During the six months ended July 31, 2010, we incurred $140,112 of costs (including legal and auditing fees, exchange listing fees, and due diligence costs) related to our equity financing agreement with Crisnic Fund S.A. which were charged to Capital in Excess of Par Value.

During the six months ended July 31, 2010, we amortized $137,134 of deferred financing costs related to our equity financing agreement against Capital in Excess of Par Value.